Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss), Net of Related Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Retirement-related benefit plans	$ (62,156)		$ (63,762)		$ (86,158)
Unrealized loss on foreign currency forward contracts and interest rate swaps	(3,118)		(2,684)		(14,222)
Unrealized foreign currency translation gain	18,761		15,050		1,934
Other	4,921	[1]	1,501	[1],[2]	2,916	[2]
Total accumulated other comprehensive loss, net of tax	$ (41,592)		$ (49,895)		$ (95,530)

[1]	Primarily relates to our share of Abacus' accumulated other comprehensive income. See Note 5, Equity Method Investments.
[2]	Primarily relates to our share of Abacus' accumulated other comprehensive income. See Note 6, Equity Method Investments.